PRACTUS

June 19, 2019

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of PFS Funds (the “Trust”)(File Nos. 333-94671 and 811-09781)

Ladies and Gentlemen:

     Enclosed herewith for filing on behalf of the Trust, please find a post-effective amendment to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and an amendment to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Alpha Fiduciary Quantitative Strategy Fund (the “Fund”).

     The Amendment is being filed pursuant to Rule 485(a) for the purpose of adding the Fund to the Trust as new series.

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@practus.com.

Regards, /s/ John H. Lively On behalf of Practus, LLP

JOHN H. LIVELY I MANAGING PARTNER
11300 Tomahawk Creek Pkwy I Ste. 310 I Leawood, KS 66211 I p: 913.660.0778 I c: 913.523.6112
Practus, LLP I John.Lively@Practus.com I Practus.com